Fair Value Measurements - Assets and liabilities that are measured on a recurring basis and quantitative information (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account	$ 44,369,108	$ 430,047,193	$ 425,037,665
Recurring | Level 1
Assets:
Investments held in Trust Account	44,369,108	430,047,193	425,037,665
Assets Fair value	44,369,108	430,047,193	425,037,665
Liabilities:
Fair value measurements	566,667	566,667	11,190,235
Recurring | Level 2
Liabilities:
Fair value measurements	500,000	500,000	9,873,737
Recurring | Level 3
Assets:
Forward Purchase Agreement	1,035,264	353,731	1,002,789
Assets Fair value	1,035,264	353,731	1,002,789
Liabilities:
Fair value measurements	2,234,300	1,500,000
Recurring | Public Warrants | Level 1
Liabilities:
Fair value measurements	566,667	566,667	11,190,235
Recurring | Private Warrants | Level 2
Liabilities:
Fair value measurements	500,000	500,000	$ 9,873,737
Recurring | Working capital loans | Level 3
Liabilities:
Fair value measurements	$ 2,234,300	$ 1,500,000